Selected Statements of Comprehensive Loss (Income) Data - Schedule of General and Administrative Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	$ 6,637	$ 712		$ 1,125
Share Based Payment [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	5,391
Salaries and Related Expenses [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	512
Professional Fees [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	471	526		1,013
Rent, Office Maintenance and Communication-Overhead [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	67	69	[1]	66	[2]
Patents [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	62	18
Others [Member]
Schedule of General and Administrative Expenses, Net [Line Items]
Total general and administrative expenses	$ 134	$ 99	[1]	$ 46	[2]

[1]	Reclassified $14 from rent, office maintenance and communication-overhead to others.
[2]	Reclassified $18 from rent, office maintenance and communication-overhead to others.